LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 26.2%		Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026		$1,905,000	$1,915,611
1.38%, 10/31/2028		2,890,000	2,701,134
3.75%, 12/31/2028		5,520,000	5,538,759
4.25%, 02/28/2029		26,430,000	26,937,951
4.63%, 04/30/2029		36,585,000	37,759,722
3.25%, 06/30/2029		7,810,000	7,694,986
4.00%, 02/28/2030		18,530,000	18,750,044
3.88%, 06/30/2030		7,430,000	7,477,308
3.63%, 09/30/2030		4,750,000	4,727,178
TOTAL U.S. TREASURY SECURITIES (Cost $111,943,365)			113,502,693

CORPORATE BONDS - 19.9%		Par	Value
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028		1,600,000	1,562,998
L3Harris Technologies, Inc., 5.40%, 01/15/2027		1,450,000	1,473,938
RTX Corp., 4.13%, 11/16/2028		660,000	660,875
			3,697,811

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029		840,000	852,603

Auto Manufacturers - 0.5%
General Motors Financial Co., Inc., 5.35%, 01/07/2030		1,315,000	1,347,359
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)		850,000	845,969
			2,193,328

Banks - 6.4%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		2,570,000	2,579,759
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		3,560,000	3,674,955
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027		2,965,000	2,974,266
Citibank NA, 4.58%, 05/29/2027		1,555,000	1,569,047
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		955,000	955,605
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)		325,000	333,560
Credit Suisse AG, 5.00%, 07/09/2027		700,000	711,922
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030		385,000	390,609
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)		970,000	1,005,591
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029		535,000	569,470
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		660,000	682,458
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029		870,000	907,430
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031		3,275,000	3,385,025
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031		1,550,000	1,600,323
Morgan Stanley Private Bank NA, 4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031		1,680,000	1,705,302
NatWest Markets PLC, 5.41%, 05/17/2029 (a)		885,000	918,036
State Street Corp., 4.54%, 02/28/2028		795,000	805,264
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)		860,000	881,671
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031		2,185,000	2,254,015
			27,904,308

Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029		920,000	923,354

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028		1,115,000	1,141,251

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026		420,000	418,449

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029		985,000	990,542

Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027		1,750,000	1,732,042

Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027		1,870,000	1,910,237

Electric - 1.3%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030		905,000	929,966
Florida Power & Light Co.
5.05%, 04/01/2028		1,085,000	1,113,468
4.40%, 05/15/2028		1,380,000	1,395,832
NSTAR Electric Co., 3.20%, 05/15/2027		895,000	883,287
Southern California Edison Co., 1.20%, 02/01/2026		255,000	252,055
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027		1,190,187	1,196,509
			5,771,117

Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027		1,125,000	1,138,504
4.88%, 09/01/2029		425,000	437,176
			1,575,680

Food - 2.4%
General Mills, Inc., 4.88%, 01/30/2030		1,045,000	1,067,050
Kraft Heinz Foods Co., 3.88%, 05/15/2027		885,000	881,011
Mars, Inc.
4.60%, 03/01/2028 (a)		3,945,000	3,993,738
4.80%, 03/01/2030 (a)		3,845,000	3,918,573
Sysco Corp., 3.25%, 07/15/2027		730,000	719,944
			10,580,316

Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028		595,000	606,038
UnitedHealth Group, Inc.
4.40%, 06/15/2028		515,000	520,094
4.25%, 01/15/2029		1,475,000	1,479,513
			2,605,645

Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026		675,000	678,605
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)		330,000	336,981
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)		660,000	653,298
			1,668,884

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029		415,000	428,861

Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029		435,000	444,981
CVS Health Corp.
2.88%, 06/01/2026		1,795,000	1,778,381
5.00%, 01/30/2029		1,040,000	1,060,417
EMD Finance LLC, 4.13%, 08/15/2028 (a)		835,000	835,385
			4,119,164

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028		805,000	846,929
Energy Transfer LP, 6.05%, 12/01/2026		1,725,000	1,757,292
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027		465,000	469,056
			3,073,277

REITS - 1.2%
American Homes 4 Rent LP, 4.90%, 02/15/2029		430,000	437,478
Brixmor Operating Partnership LP, 4.13%, 06/15/2026		510,000	509,187
Essex Portfolio LP, 1.70%, 03/01/2028		420,000	396,332
GLP Capital LP / GLP Financing II, Inc.
5.75%, 06/01/2028		320,000	328,879
4.00%, 01/15/2030		520,000	503,547
Kite Realty Group LP, 4.00%, 10/01/2026		1,310,000	1,306,607
Lineage OP LP, 5.25%, 07/15/2030 (a)		880,000	892,274
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)		985,000	1,016,783
			5,391,087

Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027		705,000	716,755
O'Reilly Automotive, Inc.
5.75%, 11/20/2026		1,030,000	1,047,852
4.20%, 04/01/2030		430,000	428,569
Walmart, Inc., 4.35%, 04/28/2030		270,000	274,483
			2,467,659

Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030		655,000	665,038

Software - 0.4%
Oracle Corp.
4.80%, 08/03/2028		685,000	696,650
4.45%, 09/26/2030		320,000	319,780
Roper Technologies, Inc., 4.25%, 09/15/2028		725,000	728,492
			1,744,922

Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027		1,095,000	1,062,948
T-Mobile USA, Inc.
4.80%, 07/15/2028		740,000	753,370
4.85%, 01/15/2029		1,415,000	1,443,739
Verizon Communications, Inc., 2.10%, 03/22/2028		1,185,000	1,130,434
			4,390,491
TOTAL CORPORATE BONDS (Cost $84,718,836)			86,246,066

COMMODITY POOLS - 13.9%		Shares	Value
Galaxy Commodity - Polaris Fund LLC(b)(c)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC			22,339,217
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC			24,150,504
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)			13,886,540
TOTAL COMMODITY POOLS (Cost $79,966,390)			60,376,261

MORTGAGE-BACKED SECURITIES - 11.8%		Par	Value
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(d)		22,100	21,340
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.84% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor) (a)		500,000	501,251
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056		2,750,000	2,803,690
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.84% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)		1,257,196	1,257,982
BX Trust
Series 2021-XL2, Class B, 5.26% (1 mo. Term SOFR + 1.11%), 10/15/2038, (1.00% Floor) (a)		1,249,500	1,248,329
Series 2023-DELC, Class A, 6.84% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor) (a)		700,000	704,366
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.22% (1 mo. Term SOFR + 1.06%), 10/15/2038, (0.95% Floor) (a)		1,050,000	1,047,375
Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class AM, 3.98%, 10/10/2048		367,620	366,817
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032 (a)		1,750,000	1,382,500
DK Trust, Series 2025-LXP, Class A, 5.74% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)		1,850,000	1,850,000
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.39% (1 mo. Term SOFR + 1.23%), 11/15/2038, (1.12% Floor) (a)		2,628,102	2,625,638
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)		1,640,000	1,684,838
Series 2022-R05, Class 2M2, 7.36% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)		130,000	133,477
Series 2022-R06, Class 1M2, 8.21% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)		915,000	951,833
Series 2022-R07, Class 1M2, 9.01% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)		1,870,000	1,977,967
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)		2,140,000	2,225,600
Series 2023-R01, Class 1M2, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)		2,830,000	2,971,500
Series 2023-R02, Class 1M2, 7.71% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)		2,000,000	2,087,500
Series 2023-R04, Class 1M2, 7.91% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)		2,000,000	2,108,760
Series 2023-R05, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)		225,000	233,719
Series 2023-R08, Class 1M2, 6.86% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)		880,000	902,950
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.86% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor) (a)		1,485,000	1,570,751
Series 2022-DNA6, Class M1B, 8.06% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor) (a)		1,830,000	1,923,220
Series 2023-DNA1, Class M1B, 7.45% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor) (a)		760,000	789,774
Series 2023-DNA2, Class M1B, 7.60% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)		2,195,000	2,297,420
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)		1,010,000	1,064,933
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (d)		390,538	385,149
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(d)		635,312	579,155
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047		681,605	671,381
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)		1,800,000	1,752,487
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(d)		72,951	70,634
NRTH PARK Mortgage Trust
Series 2024-PARK, Class A, 5.79% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor) (a)		550,000	548,794
Series 2025-PARK, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)		430,000	428,925
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.14% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)		1,000,000	1,002,502
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.15% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)		3,250,000	3,053,261
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. Term SOFR + 1.50%), 09/15/2030, (1.50% Floor) (a)		1,500,000	1,500,940
SMR Mortgage Trust, Series 2022-IND, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)		3,433,789	3,432,384
TX Trust, Series 2024-HOU, Class A, 5.74% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor) (a)		600,000	598,981
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050		355,845	352,953
TOTAL MORTGAGE-BACKED SECURITIES (Cost $51,727,875)			51,111,076

ASSET-BACKED SECURITIES - 9.2%		Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029		2,810,000	2,868,310
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.32% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)		239,831	254,861
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 5.91% (1 mo. Term SOFR + 1.76%), 03/15/2032, (1.65% Floor)		48,336	52,179
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)		3,475,000	3,509,260
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029		4,900,000	4,916,749
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029		2,875,000	2,905,362
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)		1,973,125	1,920,775
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)		729,176	694,892
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		1,890,000	1,929,252
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029		800,000	809,456
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028		1,363,785	1,378,516
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)		379,901	376,907
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)		994,840	1,007,202
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028		2,068,029	2,087,352
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)		113,030	112,233
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)		266,552	256,907
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)		392,497	359,137
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)		2,316,000	2,275,215
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)		1,049,002	920,406
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)		2,480,813	2,396,091
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)		1,330,000	1,342,518
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029		5,500,000	5,586,129
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027		2,000,000	2,017,846
TOTAL ASSET-BACKED SECURITIES (Cost $39,954,135)			39,977,555

U.S. GOVERNMENT AGENCY ISSUES - 5.3%		Par	Value
Federal Home Loan Banks
0.60%, 02/12/2026		3,100,000	3,061,754
1.10%, 02/25/2028		6,475,000	6,067,423
Federal National Mortgage Association, 0.75%, 10/08/2027		14,670,000	13,853,595
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032		3,152	2,961
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,658,722)			22,985,733

TOTAL INVESTMENTS - 86.3% (Cost $390,969,323)			$374,199,384
Money Market Deposit Account - 2.2% (e)(f)			9,569,529
Other Assets in Excess of Liabilities - 11.5%(g)			49,801,344
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$433,570,257
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $79,263,740 or 18.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Investment valued using net asset value per share as practical expedient. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(f)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $45,396.
(g)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $443,751.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2025	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$105,211,224	$43,496,471	$(25,123,617)	$18,372,854	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2025 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Oct-25	2,445	$161,337,817	14.64%
Natural Gas	Jan-26	1,767	70,350,108	6.39%
WTI Crude (NYMEX)	Oct-25	780	48,656,729	4.42%
Natural Gas	Oct-25	1,152	37,933,527	3.44%
Copper (COMEX)	Mar-26	201	24,589,191	2.23%
Heating Oil	Nov-25	193	18,620,217	1.69%
Wheat	Dec-25	559	14,409,399	1.31%
Soybean	Nov-25	240	12,028,999	1.09%
Corn	Mar-26	546	11,857,486	1.08%
Gasoline RBOB	Nov-25	138	10,802,993	0.98%
Live Cattle	Oct-25	103	9,500,625	0.86%
Natural Gas	Feb-26	246	8,930,533	0.81%
Natural Gas	Apr-26	239	8,421,884	0.77%
Gold	Dec-25	22	8,328,108	0.76%
Silver	Dec-25	35	8,095,385	0.74%
Sugar No.11	Feb-26	318	5,897,059	0.54%
Natural Gas (NYMEX)	Feb-26	627	5,688,517	0.52%
Lean Hogs	Feb-26	142	5,164,378	0.47%
Low Sulphur Gasoil	Nov-25	74	5,058,250	0.46%
Coffee	Mar-26	32	4,384,461	0.40%
Lean Hogs	Oct-25	109	4,356,098	0.40%
Copper (LME)	Dec-25	17	4,290,215	0.39%
Corn	May-26	190	4,216,894	0.38%
Natural Gas (NYMEX)	Sep-27	325	3,123,017	0.28%
Natural Gas (NYMEX)	Jul-27	325	3,098,228	0.28%
Natural Gas (NYMEX)	Jun-27	325	3,059,216	0.28%
Natural Gas (NYMEX)	Aug-27	315	2,974,689	0.27%
Total Purchase Contracts			505,174,023	45.88%

Sale Contracts:(1)
Brent Crude (ICE)	Nov-25	(2,150)	$141,001,204	12.80%
Natural Gas	Dec-25	(2,344)	97,970,911	8.90%
Natural Gas	Nov-25	(1,132)	43,916,012	3.99%
WTI Crude (NYMEX)	Nov-25	(632)	39,135,701	3.55%
Soybean	Jan-26	(596)	30,485,780	2.77%
Copper (COMEX)	Dec-25	(227)	27,478,534	2.49%
Corn	Dec-25	(1,036)	21,653,125	1.97%
Heating Oil	Oct-25	(177)	17,181,782	1.56%
Wheat	Mar-26	(551)	14,698,048	1.33%
Gasoline RBOB	Oct-25	(145)	11,681,255	1.06%
Lean Hogs	Dec-25	(326)	11,673,474	1.06%
WTI Crude (NYMEX)	Dec-25	(164)	10,121,504	0.92%
Live Cattle	Dec-25	(106)	9,922,262	0.90%
Sugar No.11	Apr-26	(352)	6,325,385	0.57%
Brent Crude (ICE)	Jan-26	(89)	5,778,035	0.52%
Soybean Oil	Dec-25	(139)	4,141,772	0.38%
Palladium	Dec-25	(32)	4,133,115	0.38%
Brent Crude (ICE)	Dec-25	(60)	3,897,278	0.35%
Low Sulphur Gasoil	Oct-25	(56)	3,849,565	0.35%
Crude Palm Oil	Dec-25	(143)	3,705,785	0.34%
WTI Crude (ICE)	Nov-25	(51)	3,184,270	0.29%
Soybean Meal	Dec-25	(109)	2,999,755	0.27%
Total Sale Contracts			514,934,552	46.75%
Other Futures Contracts			64,694,319	5.87%
Total Futures Contracts			1,084,802,894	98.50%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$14,014,301	1.27%
Other Cash and Foreign Currency			1,662,342	0.15%
Total Cash and Foreign Currency			15,676,643	1.42%
Forward Currency Contracts			918,744	0.08%
Total Underlying Positions			$1,101,398,281	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Long/Short Commodities Strategy Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$113,502,693	$–	$113,502,693
Corporate Bonds	–	86,246,066	–	86,246,066
Commodity Pools(a)	–	–	–	60,376,261
Mortgage-Backed Securities	–	51,111,076	–	51,111,076
Asset-Backed Securities	–	39,977,555	–	39,977,555
U.S. Government Agency Issues	–	22,985,733	–	22,985,733
Total Investments	$–	$313,823,123	$–	$374,199,384

Other Financial Instruments:
Total Return Swaps*	$–	$18,372,854	$–	$18,372,854
Total Other Financial Instruments	$–	$18,372,854	$–	$18,372,854

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $60,376,261 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.